ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2019
Trade and other payables [abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Category	December 31, 2019	December 31, 2018
Accounts payable	$768	$341
Other accrued liabilities	630	241
Total	$1,398	$582